EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows as of December 31, 2021, 2020 and 2019:
Details	2021	2020	2019
Net periodic benefit cost:
Service cost	$5	$6	$7
Interest cost	52	57	72
Amortization of prior service costs	--	--	--
Amortization of net loss (gain)	(179)	(241)	(298)
Total net periodic benefit cost	$(122)	$(178)	$(219)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	(23)	146	(1)
Amortization of prior service costs	--	--	--
Amortization of net gain (loss)	179	241	298
Total recognized in other comprehensive income (loss)	$156	$387	$297
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$34	$209	$78
Weighted average assumptions used:
Discount rate	2.80%	3.40%	4.50%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (pre-65/post-65 Medicare Advantage)	6.00%/6.50%	6.20%/(5.00)%	6.90%/13.10%
Health care cost trend rate assumed for current year (pre-65/post-65 Non-Medicare Advantage)	6.00%/6.50%	6.20%/6.10%	6.90%/7.90%
Ultimate rate (pre-65/post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65)	2029/2029	2029/2029	2029/2029
Measurement date	December 31, 2021	December 31, 2020	December 31, 2019

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows as of years ended December 31, 2021, 2020 and 2019:
Details	2021	2020	2019
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,882	$1,689	$1,628
Service cost	5	6	7
Interest cost	52	57	72
Benefits paid	(4)	(16)	(17)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	(23)	146	(1)
Benefit medical plan related obligation end of period	$1,912	$1,882	$1,689
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	4	16	16
Benefits paid	(4)	(16)	(16)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,912)	$(1,882)	$(1,689)

As of December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Amounts recognized in statement of financial position:
Current liabilities	$(48)	$(62)	$(50)
Non-current liabilities	(1,864)	(1,820)	(1,639)
Net amount recognized	$(1,912)	$(1,882)	$(1,689)
Weighted average assumptions used:
Discount rate	3.00%	2.80%	3.40%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre-65/ post-65 Medicare Advantage)	5.80%/8.50%	6.00%/6.50%	6.20%/(5.00)%
Health care cost trend rate assumed for next year (pre-65/ post-65 Non-Medicare Advantage)	5.80%/6.20%	6.00%/6.50%	6.20%/6.10%
Ultimate rate (pre-65/post-65 Medicare Advantage)	4.40%/4.50%	4.50%/4.50%	4.50%/4.50%
Ultimate rate (pre-65/post-65 Non-Medicare Advantage)	4.40%/4.40%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/ post-65)	2031/2031	2029/2029	2029/2029

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:
Fiscal Year	Other Benefits
2022	$48
2023	55
2024	65
2025	71
2026	74
2027-2031	$439

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the change in benefit obligation, the change in plan assets and funded status for TSNB’s pension plan for the years ended December 31, 2021, 2020 and 2019 are as follows:
Details	2021	2020	2019
Net periodic benefit cost:
Interest cost	$575	$687	$817
Expected return on plan assets	(788)	(909)	(930)
Expected administrative expenses	100	100	100
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	27	27	--
Total net periodic benefit cost	$(83)	$(92)	$(10)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	(1,038)	149	1,158
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	(27)	(27)	--
Total recognized in other comprehensive income (loss)	$(1,068)	$119	$1,155
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(1,151)	$27	$1,145
Weighted average assumptions used:
Discount rate	2.50%	3.20%	4.40%
Expected return on plan assets	3.10%	3.80%	4.20%
Rate of compensation increases	N/A	N/A	N/A

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for TSNB’s pension plan for the years ended December 31, 2021, 2020 and 2019 are as follows:
Details	2021	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of period	$23,467	$21,908	$18,979
Interest cost	575	687	817
Benefits paid	(778)	(736)	(688)
Change in plan provisions	--	--	--
Actuarial loss (gain)	(1,183)	1,608	2,800
Benefit obligation end of period	$22,081	$23,467	$21,908
Change in plan assets:
Fair value of plan assets at beginning of period	$25,985	$24,454	$22,669
Actual return on plan assets	616	2,337	2,544
Employer contribution	--	--	--
Expenses paid	(73)	(69)	(71)
Benefits paid	(778)	(737)	(688)
Fair value of plan assets at end of period	$25,750	$25,985	$24,454
Funded Status	$3,669	$2,518	$2,546
Amounts recognized in statement of financial position:
Non-current assets	$3,669	$2,518	$2,546
Non-current liabilities	--	--	--
Net amount recognized	$3,669	$2,518	$2,546
Weighted average assumptions used:
Discount rate	2.90%	2.50%	3.20%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:
Fiscal Year	Other Benefits
2022	$939
2023	1,029
2024	1,105
2025	1,161
2026	1,197
2027-2031	$6,249

Schedule of Weighted Average Asset Allocations
The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2021:
Details	Level 1	Level 2	Level 3
Investments in commingled funds	$--	$25,750	$--
Total plan assets at fair value	$--	$25,750	$--
The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2020:
Details	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$25,985	$--
Total plan assets at fair value	$--	$25,985	$--

Schedule of Assets Measured at Fair Value on a Recurring Basis
TSNB’s pension plan weighted average asset allocations on December 31, 2021, by asset category are as follows:

Asset Category	December 31, 2021	Target allocation 2022
Equity securities	10%	10%
Debt securities	90%	90%
Total	100%	100%